Interest expense (Details) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about borrowings [line items]
Capitalized interest	$ 44	$ 50
Total interest expense	$ (955)	$ (888)
Capitalisation rate of borrowing costs eligible for capitalisation	3.81%	3.95%
Long-term Debt
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	$ (898)	$ (852)
Other debt
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	(101)	(86)
Finance leases
Disclosure of detailed information about borrowings [line items]
Interest expense on other debt	$ (145)	$ (153)